Stockholders' Deficit (Details) (Stock Options [Member], USD $)	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Summary of the Company’s activity for employee stock options/ stock warrants
Outstanding options/warrant, Beginning balance	38,866,316
Granted option	4,850,000
Expired option
Forfeited option
Exercised option
Outstanding options/warrants, Ending balance	43,296,946
Outstanding options/warrants exercisable	43,716,316
Outstanding options, Weighted Average Exercise Price, Beginning balance	$ 0.12
Granted, Weighted Average Exercise Price	$ 0.14
Expired, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Exercised, Weighted Average Exercise Price
Outstanding options/warrants, Weighted Average Exercise Price, Ending balance	$ 0.12
Outstanding options/warrants exercisable, Weighted Average Excercise Price	$ 0.12
Outstanding options/warrants, Aggregate Intrinsic Value
Outstanding options/warrants, Aggregate Intrinsic Value
Outstanding options/warrants exercisable, Aggregate Intrinsic Value
Outstanding options, Weighted Average Remaining Contractual Life	3 years 4 days
Outstanding options, Weighted Average Remaining Contractual Life	2 years 3 months 4 days
Outstanding options exercisable, Weighted Average Remaining Contractual Life	2 years 3 months 7 days